Segment Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Reportable Segments
The following table summarizes information for the reportable segments for the year ended December 31, 2019 below:

	Year Ended December 31, 2019
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$99,494,560	$—	$—	$99,494,560
Ancillary operating revenue	3,706,700	—	—	3,706,700
Managed REIT Platform revenue	—	3,068,306	—	3,068,306
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983

Total revenues	103,201,260	6,327,289	—	109,528,549

Operating expenses:
Property operating expenses	35,723,111	—	—	35,723,111
Property operating expenses – affiliates	6,605,670	—	—	6,605,670
Managed REIT Platform expense	—	2,739,556	—	2,739,556
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983
General and administrative	—	—	10,461,453	10,461,453
Depreciation	29,305,979	—	299,299	29,605,278
Intangible amortization expense	9,051,083	2,442,311	—	11,493,394
Contingent earnout expense	—	—	200,000	200,000
Self administration transaction expenses	—	—	1,572,238	1,572,238
Acquisition expenses – affiliates	84,061	—	—	84,061
Other property acquisition expenses	141,489	—	—	141,489

Total operating expenses	80,911,393	8,440,850	12,532,990	101,885,233

Gain on sale of real estate	3,944,696	—	—	3,944,696

Operating income (loss)	26,234,563	(2,113,561)	(12,532,990)	11,588,012
Other income (expense):
Interest expense	(37,469,725)	—	(93,522)	(37,563,247)
Interest expense – accretion of fair market value of secured debt	131,611	—	—	131,611
Interest expense – debt issuance costs	(3,990,421)	—	(6,255)	(3,996,676)
Net loss on extinguishment of debt	(2,635,278)	—	(12,355)	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates	8,017,353	—	—	8,017,353
Other	(1,159,570)	534,612	—	(624,958)

Net loss	$(10,871,467)	$(1,578,949)	$(12,645,122)	$(25,095,538)

Summary of Total Assets by Segment
The following table summarizes our total assets by segment as of September 30, 2020:

Segments	September 30, 2020
Self Storage	$1,158,358,937	(1)
Managed REIT Platform	37,895,289	(1)
Corporate and Other	33,512,424

Total assets	$1,229,766,650

(1)	Included in the assets of the Self Storage and the Managed REIT Platform segments as of September 30, 2020, are approximately $45.3 million and $8.4 million of goodwill, respectively.

The following table summarizes our total assets by segment:

Segments	December 31, 2019
Self Storage	$1,175,887,634	(1)
Managed REIT Platform	73,939,002	(1)
Corporate and Other	61,607,095

Total assets	$1,311,433,731

(1)	Included in the assets of the Self Storage and the Managed REIT Platform segments are approximately $45.3 million, and $33.1 million of goodwill, respectively.